Annual Total Returns (Vanguard Mid-Cap Index Fund - Investor Shares Participant) (Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Annual Total Return
2014	13.60%
2013	35.00%
2012	15.80%
2011	(2.11%)
2010	25.46%
2009	40.22%
2008	(41.82%)
2007	6.02%
2006	13.60%
2005	13.93%